Capital and funding	12 Months Ended
Dec. 31, 2025
Capital and funding
Capital and funding

14. Capital and funding

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Other reserves

Other reserves include the foreign currency translation reserve and the cash flow hedge reserve. It also includes the difference between the fair value of the shares issued in 2025 and the net book value of the business transferred to the Group under common control business combination.

Share-based compensation

The Group operates a number of share-based compensation plans involving awards of ordinary shares of TMICC N.V.

Derivative financial instruments

The Group’s use of, and accounting for, derivative instruments is explained in Note 15.

Financial liabilities

Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in finance costs.

Lease liabilities

Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

14A. Share capital

In millions of €	2025
TMICC ordinary share of €3.50 each	2,143

The Company has an authorised share capital of €2,143 million, divided into 612,259,739 ordinary shares with a nominal value of €3.50 per share.

14B. Equity

Share premium

On 6 and 7 December 2025, the Magnum Ice Cream Company N.V. issued 612,245,455 shares with a nominal value per share of €3.5 per share. The total shares issued had an estimated value of €7,941 million (based on first day of trading). The difference between the estimated fair value of the shares issued and the nominal value has been recognised as share premium (€5,798 million).

Non-controlling interests

The Group has subsidiaries in which non-controlling interests exist. The share of third parties’ ownership interests in the Group consolidated balance sheet and consolidated income statement for these subsidiaries has been recognised and separately presented. The most significant non-controlling interests are held in Philippines (Magnum RFM Ice Cream Inc).

Other reserves

Other reserves include the following:

In millions of €	2025	2024	2023
Cash flow hedge reserve, net of tax	(31)	81	(7)
Remeasurement of defined benefit pension plans, net of tax (a)	—	70	32
Currency retranslation reserve	7	242	106
Merger Reserve (b)	(7,120)	—	—
Total	(7,144)	393	131

(a)	The pension reserve balance of €70 million as at 31 December 2024 is reclassified from Other Reserves to Invested Capital which was then reclassified to Merger reserve.
(b)	The Merger Reserve was created as the difference of the fair value of the business and the net invested capital position at the Demerger date.

Capital management

The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.

14C. Financial liabilities

	2025			2024
Financial liabilities (a)		Non-			Non-
In millions of €	Current	current	Total	Current	current	Total
Bank loans and overdrafts (b)	34	1	35	35	—	35
Bonds and other loans (c)	—	3,077	3,077	—	—	—
Lease liabilities	43	100	143	41	103	144
Loan with Unilever (d)	—	—	—	9	—	9
Derivatives	28	—	28	—	—	—
Other financial liabilities (e)	—	133	133	—	145	145
Total	105	3,311	3,416	85	248	333

(a)	Financial liabilities exclude trade payable and other liabilities which are covered in Note 13.
(b)	Bank loans and overdrafts do not include any secured liabilities.
(c)	Bonds and other loans under the facility agreements (refer to Note 15A).
(d)	Unilever granted intercompany facility of up to €11 billion to Group on 1 July 2025, of which the Group drew down €10,615 million to facilitate the Demerger. Of this amount, €3,162 million was repaid to Unilever in cash and the balance was capitalised before the Demerger.
(e)	Other financial liabilities consist of an option to acquire non-controlling interests in Magnum RFM Ice Cream Inc from RFM Corporation, the joint venture partner. The Group holds 50% plus one share in the joint venture. According to the shareholder agreement established in March 1999, RFM Corporation is entitled, each year within one month following 31 December year end, to require the Group to acquire all or a portion of RFM Corporation’s shares in the joint venture at a price determined by the agreement. RFM Corporation has executed a waiver stipulating that they waive their right to exercise the option until April 2028.

Reconciliation of liabilities arising from financing activities:

			Non-cash movement

	Opening			Other	Foreign	Closing
Movements in 2025	balance as	Cash	Fair value	non-cash	exchange	balance
In millions of €	at 1 January	movement	changes	movements	changes	at 31 December
Bank loans and overdrafts (a)	(35)	(6)	—	—	6	(35)
Bonds and other loans (a) (b)	—	(3,077)	—	—	—	(3,077)
Lease liabilities (c)	(144)	56	—	(64)	9	(143)
Loans with Unilever (d)	(9)	—	—	9	—	—
Derivatives	—	—	(28)	—	—	(28)
Total (e)	(188)	(3,027)	(28)	(55)	15	(3,283)

			Non-cash movement

	Opening			Other	Foreign	Closing
Movements in 2024	balance as	Cash	Fair value	non-cash	exchange	balance
In millions of €	at 1 January	movement	changes	movements	changes	at 31 December
Bank loans and overdrafts (a)	(32)	(3)	—	—	—	(35)
Lease liabilities (c)	(156)	39	—	(26)	(1)	(144)
Loans with Unilever	(9)	—	—	—	—	(9)
Total (e)	(197)	36	—	(26)	(1)	(188)

(a)
These cash movements include additional financial liabilities and repayment of financial liabilities. The difference of €5 million (2024: €3 million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)
Bond and other loans include € 3 billion debt bond issued on 26 November 2025.
(c)
Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement.
(d)
In 2025, Unilever provided the Group a loan to facilitate the Separation. The loan was settled as part of the Demerger through a cash repayment of €3,162 million, with the remaining balance settled on a non-cash basis through Equity and recognised within Invested capital / Merger Reserve.
(e)
The reconciliation of liabilities arising from financing activities excludes the put option of €133 million in 2025 (2024: €145 million) as this arises from an option to acquire non-controlling interests (as detailed above) which if exercised would classify as arising from investing activity.

On 26 November 2025, the Group successfully issued a €3 billion debut bond by Magnum ICC Finance B.V. across four tranches.

The debut issuance was completed under the newly established €8 billion Euro Medium Term Note (the “Notes”) programme of Magnum ICC Finance B.V. guaranteed by The Magnum Ice Cream Company N.V. and The Magnum Ice Cream Company HoldCo Netherlands B.V.

To facilitate the demerger, Magnum ICC Finance B.V. was granted an intercompany facility of up to €11 billion by Unilever, upon which the Group incurred interest expense of €71 million (see Note 5). The proceeds of the Notes were used to repay part of the facility prior to the Separation, with the remainder being capitalised with the proceed of the Notes.

The Notes have been rated “BBB” by S&P and “Baa2” by Moody’s and were admitted to trading on the London Stock Exchange’s International Securities Market with effect on 26 November 2025.

In millions of €	2025	2024
2.75% Notes 2029	750	—
3.25% Notes 2031	750	—
3.75% Notes 2034	750	—
4.00% Notes 2037	750	—

Following the issuances, net debt increased to €3 billion (2024: nil), with the average debt maturity of 7.5 years.